Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rental expenses	¥ 222,192	¥ 186,707	¥ 52,278
Operating lease commitments
2017	175,552
2018	145,442
2019	82,660
2020	43,982
2021	34,021
Thereafter	2,942
Total	484,599
Server custody and bandwidth fee commitments
2017	67,216
2018	28,000
2019
2020
2021
Thereafter
Total	95,216
Advertising commitments
2017	212,495
2018
2019
2020
2021
Thereafter
Total	212,495
Bank loans and accrued interest payable
2017	1,890,538
2018	81,318
2019	77,588
2020
2021
Thereafter
Total	2,049,444
Total non-cancelable agreements
2017	2,345,801
2018	254,760
2019	160,248
2020	43,982
2021	34,021
Thereafter	2,942
Total	¥ 2,841,754